Property, Plant and Equipment, Net (Details) In Thousands, unless otherwise specified	Jun. 30, 2012 USD ($)	Jun. 30, 2012 CNY	Jun. 30, 2011 CNY	Dec. 31, 2010 CNY
Land	$ 11,346	72,078	83,003	0
Buildings and improvements	30,440	193,382	212,869	1,684
Plant and machinery	41,567	264,081	248,631	984
Furniture and office equipment	10,824	68,766	96,160	1,788
Motor vehicles	7,821	49,689	40,162	6,560
Construction in progress	1,080	6,860	16,008	0
Total original cost	103,078	654,856	696,834	11,016
Less: Accumulated depreciation	(32,671)	(207,560)	(211,540)	(4,771)
Net book value	$ 70,407	447,296	485,294	6,245